Capital Raise	9 Months Ended
Sep. 30, 2017
Capital Raise [Abstract]
Capital Raise

Note 11 - Capital Raise

On June 30, 2017, the Company completed the previously announced registered underwritten public offering (the “Offering”) of an aggregate of (i) 1,849,460 Class A Units (the “Class A Units”), with each Class A Unit consisting of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $1.3125 (the “Exercise Price”) and (ii) 4,060 Class B Units (the “Class B Units”), with each Class B Unit consisting of one share of Series 2 Preferred and one warrant to purchase the number of shares of Common Stock equal to the number of shares of Common Stock underlying the Series 2 Preferred at the Exercise Price. The net proceeds to the Company from the transactions, after deducting the placement agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, from the exercise of the Warrants was approximately $5,711,850.

In connection with the Offering, the Company entered into that certain waiver and consent agreement, dated June 28, 2017, (the “Waiver and Consent Agreement”) with those purchasers (the “December 2016 Purchasers”) signatory to that certain securities purchase agreement, dated as of December 12, 2016 (the “December 2016 SPA”). Pursuant to the terms of the Waiver and Consent Agreement, the December 2016 Purchasers agreed to waive (the “Waiver”) the variable rate transaction prohibition contained in the December 2016 SPA, which, if not waived, prohibits the adjustment to the exercise price set forth in the Warrants. In consideration of the Waiver, the warrants held by the December 2016 Purchasers issued in accordance with the December 2016 SPA (the “December 2016 Warrants”) have been amended to equal the Exercise Price of the warrants issued in the Offering and to provide for an adjustment to the Exercise Price to the extent shares of Common Stock are issued or sold for a consideration per share that is less than the exercise price then in effect; provided, that the exercise price will not be less than $0.50 per share. The impact of the above modification was deminimis for the nine months ended September 30, 2017.

Agreement with Warrant Holders

On August 9, 2017, the Company entered into a warrant exercise agreement (the “Warrant Exercise Agreement”) with certain participants in the Offering (collectively, the “Warrant Holders” and each, a “Warrant Holder”) pursuant to which the Warrant Holders agreed to exercise, for up to an aggregate of 1,095,719 shares of common stock, the warrants (the “Warrants”) issued pursuant to that certain warrant agency agreement, dated as of June 30, 2017 (the “Warrant Agency Agreement”), by and between the Company and Corporate Stock Transfer, as warrant agent (the “Warrant Agent”), provided that the Company will agree to:

(a)      amend the Warrant Agency Agreement to reduce the exercise price of the Warrants from $1.325 per share to $0.30 per share in accordance with the terms and conditions of Amendment No. 1 to the Warrant Agency Agreement, dated August 9, 2017 between the Company and the Warrant Agent (“Warrant Agreement Amendment”), with the consent of Aegis Capital Corp. and the registered holders of a majority of the outstanding Warrants; and

(b)      issue additional warrants to the Warrant Holders, for the number of shares of common stock that will be equal to the number of exercised shares purchased by such Warrant Holder (the “Additional Warrant Shares”), at an exercise price of $0.55 per share (the “Additional Warrant”) for warrants to purchase up to an aggregate of 1,095,719 shares of common stock.

The impact of this modification was deemed to be deminimis for the nine months ended September 30, 2017.